Loans and Allowance for Credit Losses, Key Inputs and Assumptions - Additional Information (Detail) - $ / Perbarrel	3 Months Ended		12 Months Ended		48 Months Ended	60 Months Ended
	Oct. 31, 2022	Jan. 31, 2022	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2027	Oct. 31, 2026
Oil price (West Texas Intermediate) average price [member] | Alternative Downside Scenario [Member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel			27
Oil price (West Texas Intermediate) average price [member] | Alternative Downside Scenario [Member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel					37
Oil price (West Texas Intermediate) average price [member] | Base Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel			76	71
Oil price (West Texas Intermediate) average price [member] | Base Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel					58	56
Oil price (West Texas Intermediate) average price [member] | Upside Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel			90
Oil price (West Texas Intermediate) average price [member] | Upside Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel					62
Canadian unemployment rate [member] | Quarterly Average [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage		6.30%
US unemployment rate [member] | Quarterly Average [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage		4.10%
U.S. GDP growth rate [member] | Above Q4 2021 Level [member]
Statement [Line Items]
Average value macroeconomic drivers percentage	2.70%
Canada GDP growth rate [member] | Above Q4 2021 Level [member]
Statement [Line Items]
Average value macroeconomic drivers percentage	4.00%
Canadian housing price index [member] | Alternative Downside Scenario [Member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers percentage					4.20%
Canadian housing price index [member] | Base Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers percentage			0.50%	0.10%
Canadian housing price index [member] | Base Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers percentage					4.20%	4.10%
Canadian housing price index [member] | Upside Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers percentage			10.90%		9.60%
Canadian housing price index growth (contraction) rate [member] | Alternative Downside Scenario [Member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers percentage			(30.00%)